Related party transactions - Major Related Party Transaction (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses allocated from/(to) related parties:
Corporate expenses allocated to the Parent	¥ (11,973)	¥ (6,119)	¥ 0
Sharebased compensation expenses allocated from the Parent	929,098	52,714	6,802
Total	¥ 917,125	¥ 46,595	¥ 6,802